Share Based Payments, Reconciliation of Outstanding Equity Rights (Details)	12 Months Ended
Jun. 30, 2025 shares
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)	0
Granted during the year (in shares)	280,457,240
Vested during the year (in shares)	0
Forfeited/lapsed during the year (in shares)	(12,796,720)
Equity rights at end of the year (in shares)	267,660,520
FY24 Deferred Short-Term Incentive Plan [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)	0
Granted during the year (in shares)	3,409,320
Vested during the year (in shares)	0
Forfeited/lapsed during the year (in shares)	0
Equity rights at end of the year (in shares)	3,409,320
FY25 Deferred Short-Term Incentive Plan [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)	0
Granted during the year (in shares)	44,645,160
Vested during the year (in shares)	0
Forfeited/lapsed during the year (in shares)	0
Equity rights at end of the year (in shares)	44,645,160
FY25 Employee Share Plan [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)	0
Granted during the year (in shares)	84,909,080
Vested during the year (in shares)	0
Forfeited/lapsed during the year (in shares)	(10,595,040)
Equity rights at end of the year (in shares)	74,314,040
FY25 Long-Term Incentive Plan [Member] | Recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)	0
Granted during the year (in shares)	97,506,040
Vested during the year (in shares)	0
Forfeited/lapsed during the year (in shares)	(2,201,680)
Equity rights at end of the year (in shares)	95,304,360
FY24 Transitional Management Incentive Plan [Member] | Non-recurring [Member]
Reconciliation of Outstanding Equity Rights [Abstract]
Equity rights at beginning of the year (in shares)	0
Granted during the year (in shares)	49,987,640
Vested during the year (in shares)	0
Forfeited/lapsed during the year (in shares)	0
Equity rights at end of the year (in shares)	49,987,640